Summary of Significant Accounting Policies - Summary of Depreciation Expenses on Internally Developed Software and Website Development Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Depreciation and Other Amortization Expenses [Line Items]
Depreciation expense on internally developed software and website development costs			$ 16,204	$ 12,091	$ 16,926	$ 13,399	$ 11,051
Internally Developed Software and Website Development Costs [Member]
Depreciation and Other Amortization Expenses [Line Items]
Depreciation expense on internally developed software and website development costs	$ 1,677	$ 1,343	$ 4,867	$ 3,947	$ 5,471	$ 3,939	$ 2,874